GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Notes to Financial Statements
Net loss	$ (2,333,673)		$ (3,901,232)	$ (1,746,495)
Net cash used in operating activities	(842,373)	$ (806,649)	(1,264,324)	(2,746,333)
Accumulated deficit	$ (33,867,400)		$ (31,533,727)	$ (27,073,365)